COLLATERALIZED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
COLLATERALIZED TRANSACTIONS
Schedule of margin loans and client's collateral received and repledged

	As of December 31,
	2024	2025

	(HK$ in thousands)
Collateral received from clients	181,403,500	287,731,754
Collateral received from brokers	425,617	654,664
Collateral repledged to commercial banks and other financial institutions	26,954,280	27,721,272

Schedule of market value of securities borrowed and lent and cash collateral received and deposited

	As of December 31,
	2024	2025

	(HK$ in thousands)
Securities borrowed and loaned (1)	44,283,011	43,317,360
Cash collateral received from borrowers	47,919,232	48,396,947
Cash collateral deposited with lenders	14,689,034	14,946,420
(1)	Borrowed securities include securities borrowed from margin clients under authorization, in this case no cash collateral is required.